SUBMISSION-INFORMATION-FILE

TYPE 				13F-HR
CONFIRMING-COPY 		NO
SROS 				NONE
FILER
FILER-CIK 			0001280054
FILER-CCC 			*t7ujpkq
SUBMISSION-CONTACT
CONTACT-NAME		Greg Drechsler
CONTACT-PHONE 		212-829-9509
NOTIFY-INTERNET		gdrechsler@metrocap.net
RETURN-COPY			NO
PERIOD			09-30-2009

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
Form 13F
Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009

Check here if Amendment [ ]; Amendment Number: ____
       This Amendment (Check only one.): 	[ ] is a restatement.
       [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:
Name: 		Metropolitan Capital Advisors, Inc.
Address: 		660 Madison Avenue, 18th Floor
       New York, NY 10065

Form 13F File Number: 28-10700

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:
Name: 		Karen Finerman
Title: 		President
Phone: 		(212) 486-8100

Signature, Place, and Date of Signing:

/s/ Karen Finerman 	New York, NY 	November 13, 2009
[Signature] 		[City, State] 		[Date]

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report).

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

Form 13F SUMMARY PAGE

Report Summary:
Number of Other Included Managers: 			0

Form 13F Information Table Entry Total: 		42

Form 13F Information Table Value Total: 		80,469
       (x$1000)

List of Other Included Managers: 			None

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.
FORM 13F INFORMATION TABLE
NAME OF REPORTING MANAGER:
METROPOLITAN CAPITAL ADVISORS, INC.
As of 09/30/09

Column 1
Column 2
Column 3
Column 4
Column 5


Column 6
Column 7
Column 8
NAME OF ISSUER
TITLE
OF CLASS
CUSIP NUMBER
VALUE (x$1000)
Shares or PrIncipal Amount
SH/ PRN
PUT/ CALL
Investment Discretion
Other Managers
Voting Authority
Aeropostale Inc.
COM
007865108
1,208
27,800


SHARES-DEFINED

27,800
Allegheny Energy Inc.
COM
017361106
2,338
88,150


SHARES-DEFINED

88,150
American Axle & Mfg Holdings
COM
024061103
445
62,800


SHARES-DEFINED

62,800
Anadarko Petroleum Corp
COM
032511107
1,487
23,700


SHARES-DEFINED

23,700
Bank of America Corp.
COM
060505104
2,357
139,300


SHARES-DEFINED

139,300
Bank of America Corp.
COM
060505104
946
55,900

CALL
SHARES-DEFINED

55,900
Becton, Dickinson Co.
COM
075887109
1,695
24,300


SHARES-DEFINED

24,300
Best Buy Inc.
COM
086516101
634
16,900


SHARES-DEFINED

16,900
Blockbuster Inc.
CL B
093679207
410
683,709


SHARES-DEFINED

683,709
Burger King Holdings Inc.
COM
121208201
1,653
94,000


SHARES-DEFINED

94,000
Cell Genesys, Inc.
COM
150921104
12
33,400


SHARES-DEFINED

33,400
Children's Place
COM
168905107
1,007
33,600


SHARES-DEFINED

33,600
Cisco Systems Inc.
COM
17275R102
1,246
52,950


SHARES-DEFINED

52,950
Clorox Co.
COM
189054109
988
16,800


SHARES-DEFINED

16,800
Cyberonics Inc.
COM
23251P102
4,662
292,499


SHARES-DEFINED

292,499
Darden Restaurants, Inc.
COM
237194105
1,526
44,700


SHARES-DEFINED

44,700
DigitalGlobe Inc.
COM NEW
25389M877
353
15,790


SHARES-DEFINED

15,790
First Advantage Corporation
CL A
31845F100
4,027
217,100


SHARES-DEFINED

217,100
Flowserve Corp.
COM
 34354P105
2,999
30,430


SHARES-DEFINED

30,430
FTI Consulting Inc.
COM
302941AB5
1,185
27,800


SHARES-DEFINED

27,800
Gamestop Corp.
CL A
36467W109
519
19,600


SHARES-DEFINED

19,600
Golar LNG Ltd.
SHS
G9456A100
12,624
1,141,380


SHARES-DEFINED

1,141,380
Grupo Aeroportuario
SPON ADR B
400506101
1,119
39,700


SHARES-DEFINED

39,700
iShares Nasdaq Biotechnology
NASDQ BIO INDEX
464287556
3,783
46,500


SHARES-DEFINED

46,500
Kraft Foods Inc.
CL A
50075N104
898
34,200


SHARES-DEFINED

34,200
Marathon Oil Corp.
COM
565849106
1,203
37,700


SHARES-DEFINED

37,700
Microsoft Corp.
COM
594918104
1,232
47,900


SHARES-DEFINED

47,900
Nisource Inc.
COM
65473P105
522
37,600


SHARES-DEFINED

37,600
Nokia Corp.
SPONSORED ADR
654902204
1,902
130,100


SHARES-DEFINED

130,100
Petroleo Brasileiro
SPONSORED ADR
71654V408
1,695
36,925


SHARES-DEFINED

36,925
Philip Morris International
COM
718172109
1,696
34,800


SHARES-DEFINED

34,800
Phoenix Companies Inc.
COM
71902E109
475
146,000


SHARES-DEFINED

146,000
Pride International Inc.
COM
74153Q102
1,663
54,631


SHARES-DEFINED

54,631
Regions Financial Corp.
COM
7591EP100
248
40,000


SHARES-DEFINED

40,000
Saks Incorporated
COM
79377W108
343
50,300


SHARES-DEFINED

50,300
Target Corporation
COM
87612E106
1,554
33,300


SHARES-DEFINED

33,300
TJX Companies Inc.
COM
872540109
832
22,400


SHARES-DEFINED

22,400
Transocean Ltd.
SHS
G90073100
2,016
23,565


SHARES-DEFINED

23,565
Wal-Mart
COM
931142103
8,088
164,750


SHARES-DEFINED

164,750
Wells Fargo 7.50% Pfd L
PERP PFD CNV A
949746804
2,398
2,685


SHARES-DEFINED

2,685
Western Union Company
COM
959802109
552
29,200


SHARES-DEFINED

29,200
Yum! Brands Inc.
COM
988498101
3,930
116,400


SHARES-DEFINED

116,400